CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current Assets:
Cash and cash equivalents	$ 14,255,720	$ 2,284,933
Prepaid expenses and other current assets	614,472	189,549
Advances to supplier	98,250	98,250
Due from related party	147,500	120,000
Total Current Assets	15,115,942	2,692,732
Investment in securities designated for sale	281	281
Equity method investment	2,773,616
Notes receivable	3,476,245
Property and equipment, net	60,121
Other non-current assets	360,000
Intangible assets, net	113,915,787
Total Assets	135,701,992	2,693,013
Current liabilities:
Accounts payable and accrued expenses	4,284,917	3,917,834
Customer deposit	108,006	108,006
Deferred revenue	350,000
Income taxes payable	1,043,932	994,704
Excise tax payable	1,002,860	943,039
Promissory notes, net of unamortized debt issuance cost	21,939,203	1,003,995
Due to related parties	2,100,316	2,434,492
Convertible notes payable, net of unamortized debt issuance cost	5,625,883	4,861,390
Stock based compensation liability	375,000
Deferred underwriters’ discount	225,000	225,000
Total Current Liabilities	37,055,117	14,488,460
Total Liabilities	37,055,117	14,488,460
Stockholders’ Equity (Deficit)
Preferred stock, par value $0.01, 10,000,000 shares authorized; no shares issued or outstanding
Common stock, par value $0.01, 150,000,000 shares authorized; 20,347,137 and 14,521,094 shares issued and outstanding at March 31, 2026 and September 30, 2025, respectively.	203,470	145,211
Shares to be issued related to acquisition, par value $0.01, 7,000,000 and 0 shares at March 31, 2026 and September 30, 2025, respectively.	66,990,000
Additional paid-in capital	66,408,319	3,168,248
Accumulated deficit	(34,954,914)	(15,108,906)
Total Stockholders’ Deficit	98,646,875	(11,795,447)
Total Liabilities and Stockholders’ Deficit	$ 135,701,992	$ 2,693,013